Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
December 31, 2023
AFF30-NPRT3-0224
1.811336.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $5,336,715)	5,360,000	5,337,629

Domestic Equity Funds - 31.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,037,897	140,268,168
Fidelity Advisor Series Growth Opportunities Fund (c)	7,699,709	98,787,272
Fidelity Advisor Series Small Cap Fund (c)	4,208,995	51,097,196
Fidelity Series All-Sector Equity Fund (c)	4,320,401	46,530,719
Fidelity Series Commodity Strategy Fund (c)	210,400	19,489,352
Fidelity Series Large Cap Stock Fund (c)	9,627,811	188,127,434
Fidelity Series Large Cap Value Index Fund (c)	1,258,205	18,520,771
Fidelity Series Opportunistic Insights Fund (c)	5,892,605	111,134,522
Fidelity Series Small Cap Core Fund (c)	33,080	372,152
Fidelity Series Small Cap Opportunities Fund (c)	4,609,442	64,071,246
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,365,232	109,249,931
Fidelity Series Value Discovery Fund (c)	7,521,609	111,921,543
TOTAL DOMESTIC EQUITY FUNDS (Cost $690,410,872)		959,570,306

International Equity Funds - 29.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,925,859	57,670,865
Fidelity Series Emerging Markets Fund (c)	7,336,508	62,066,859
Fidelity Series Emerging Markets Opportunities Fund (c)	14,496,423	251,223,006
Fidelity Series International Growth Fund (c)	9,429,247	161,523,006
Fidelity Series International Small Cap Fund (c)	2,789,615	47,311,867
Fidelity Series International Value Fund (c)	13,840,813	161,522,288
Fidelity Series Overseas Fund (c)	12,445,050	161,412,293
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $699,265,523)		902,730,184

Bond Funds - 37.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	18,066,157	138,386,760
Fidelity Series Emerging Markets Debt Fund (c)	2,006,172	15,547,834
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	542,709	5,085,182
Fidelity Series Floating Rate High Income Fund (c)	304,459	2,749,267
Fidelity Series High Income Fund (c)	1,840,959	15,482,463
Fidelity Series International Credit Fund (c)	202,491	1,615,878
Fidelity Series International Developed Markets Bond Index Fund (c)	13,042,393	113,990,512
Fidelity Series Investment Grade Bond Fund (c)	66,687,813	673,546,913
Fidelity Series Long-Term Treasury Bond Index Fund (c)	27,173,678	159,237,756
Fidelity Series Real Estate Income Fund (c)	314,721	2,986,698
TOTAL BOND FUNDS (Cost $1,283,429,605)		1,128,629,263

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	7,558,452	7,559,963
Fidelity Series Government Money Market Fund 5.43% (c)(e)	37,628,625	37,628,625
Fidelity Series Short-Term Credit Fund (c)	9,225	90,863
TOTAL SHORT-TERM FUNDS (Cost $45,276,891)		45,279,451

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,723,719,606)	3,041,546,833
NET OTHER ASSETS (LIABILITIES) - 0.0%	(347,092)
NET ASSETS - 100.0%	3,041,199,741

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	608	Mar 2024	68,637,500	2,190,750	2,190,750
CBOT 5-Year U.S. Treasury Note Contracts (United States)	969	Mar 2024	105,401,461	2,296,133	2,296,133
CBOT Long Term U.S. Treasury Bond Contracts (United States)	122	Mar 2024	15,242,375	1,108,430	1,108,430

TOTAL PURCHASED					5,595,313

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	105	Mar 2024	25,305,000	(840,138)	(840,138)
ICE MSCI EAFE Index Contracts (United States)	40	Mar 2024	4,504,800	(43,515)	(43,515)
ICE MSCI Emerging Markets Index Contracts (United States)	488	Mar 2024	25,222,280	(1,116,691)	(1,116,691)

TOTAL SOLD					(2,000,344)

TOTAL FUTURES CONTRACTS					3,594,969
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,337,629.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,321,307	53,399,881	51,161,225	198,469	-	-	7,559,963	0.0%
Total	5,321,307	53,399,881	51,161,225	198,469	-	-	7,559,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	127,454,528	22,563,890	31,502,603	7,467,027	617,610	21,134,743	140,268,168
Fidelity Advisor Series Growth Opportunities Fund	90,130,121	12,591,990	27,509,860	329,319	(1,736,562)	25,311,583	98,787,272
Fidelity Advisor Series Small Cap Fund	50,969,005	6,723,913	11,465,270	2,011,710	474,000	4,395,548	51,097,196
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	118,126,186	34,728,325	8,067,448	4,383,861	(695,025)	(5,705,278)	138,386,760
Fidelity Series All-Sector Equity Fund	46,076,068	3,130,873	8,852,326	2,171,477	188,972	5,987,132	46,530,719
Fidelity Series Canada Fund	59,430,719	5,184,896	11,100,180	1,896,642	1,907,372	2,248,058	57,670,865
Fidelity Series Commodity Strategy Fund	20,381,182	3,380,302	2,954,431	887,605	(2,225,532)	907,831	19,489,352
Fidelity Series Emerging Markets Debt Fund	14,929,209	1,069,398	1,244,583	727,251	(72,164)	865,974	15,547,834
Fidelity Series Emerging Markets Debt Local Currency Fund	5,051,953	356,907	457,702	251,385	(36,597)	170,621	5,085,182
Fidelity Series Emerging Markets Fund	38,767,627	21,928,638	948,973	1,469,595	20,105	2,299,462	62,066,859
Fidelity Series Emerging Markets Opportunities Fund	266,762,904	8,566,250	37,929,033	6,936,340	(4,481,153)	18,304,038	251,223,006
Fidelity Series Floating Rate High Income Fund	2,647,459	263,817	210,388	201,631	639	47,740	2,749,267
Fidelity Series Government Money Market Fund 5.43%	29,369,496	16,343,534	8,084,405	1,287,256	-	-	37,628,625
Fidelity Series High Income Fund	15,016,842	1,162,957	1,119,955	740,619	(6,354)	428,973	15,482,463
Fidelity Series International Credit Fund	1,516,867	57,947	-	57,948	-	41,064	1,615,878
Fidelity Series International Developed Markets Bond Index Fund	112,727,686	11,903,563	11,132,926	4,307,367	(867,757)	1,359,946	113,990,512
Fidelity Series International Growth Fund	157,035,868	10,705,996	19,224,404	2,061,093	(345,529)	13,351,075	161,523,006
Fidelity Series International Small Cap Fund	43,029,195	5,812,354	4,620,124	1,583,235	(153,704)	3,244,146	47,311,867
Fidelity Series International Value Fund	156,466,111	12,307,554	22,280,799	5,133,123	2,471,985	12,557,437	161,522,288
Fidelity Series Investment Grade Bond Fund	634,158,292	95,504,666	56,586,657	19,904,614	(3,253,750)	3,724,362	673,546,913
Fidelity Series Large Cap Stock Fund	185,103,402	14,248,976	30,514,042	9,857,095	6,029,116	13,259,982	188,127,434
Fidelity Series Large Cap Value Index Fund	19,451,110	1,762,670	3,799,762	743,401	531,639	575,114	18,520,771
Fidelity Series Long-Term Treasury Bond Index Fund	157,045,171	25,930,320	15,303,784	3,747,300	(3,645,861)	(4,788,090)	159,237,756
Fidelity Series Opportunistic Insights Fund	109,910,956	3,428,784	23,177,416	1,133,202	(122,542)	21,094,740	111,134,522
Fidelity Series Overseas Fund	156,884,122	9,549,031	17,428,318	2,621,886	1,260,227	11,147,231	161,412,293
Fidelity Series Real Estate Income Fund	5,124,568	315,625	2,470,202	216,054	(109,256)	125,963	2,986,698
Fidelity Series Short-Term Credit Fund	77,259	11,790	-	1,934	-	1,814	90,863
Fidelity Series Small Cap Core Fund	-	386,731	70,056	6,508	7,511	47,966	372,152
Fidelity Series Small Cap Opportunities Fund	62,354,740	5,603,131	12,429,079	654,287	925,141	7,617,313	64,071,246
Fidelity Series Stock Selector Large Cap Value Fund	116,416,201	8,810,123	25,301,271	4,989,146	1,915,896	7,408,982	109,249,931
Fidelity Series Value Discovery Fund	118,937,450	12,192,193	23,251,020	5,158,619	1,580,793	2,462,127	111,921,543
	2,921,352,297	356,527,144	419,037,017	92,938,530	179,220	169,627,597	3,028,649,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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